1. Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Options
Number of Options Outstanding, Beginning	79,017	150,071	169,462
Number of Options Granted	0	0	0
Number of Options Expired/Forfeited	(6,052)	(71,054)	(19,391)
Number of Options Exercised	(69,335)	0	0
Number of Options Outstanding, Ending	3,630	79,017	150,071
Exercisable, December 31, 2012	3,630
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 7.97	$ 8.32	$ 8.17
Weighted Average Exercise Price Granted	$ 0	$ 0	$ 0
Weighted Average Exercise Price Expired/Forfeited	$ 8.89	$ 8.71	$ 6.99
Weighted Average Exercise Price Exercised	$ 7.77	$ 0	$ 0
Weighted Average Exercise Price Outstanding, Ending	$ 10.31	$ 7.97	$ 8.32
Weighted Average Exercise Price Exercisable, December 31, 2012	$ 10.31
Weighted Average Remaining Contractual Life (in years)
Weighted Average Remaining Contractual Term (in years) Outstanding	1 year 4 months 6 days
Weighted Average Remaining Contractual Term (in years) Exercisable, December 31, 2012	1 year 4 months 6 days